Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	$ (5,005,926)	$ (2,881,504)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(2,046,127)	(661,755)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	7,127,616	3,438,232
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(22,182)	133,788
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	53,381	28,761
Cash, cash equivalents and restricted cash at beginning of the year	28,761	0
Cash, cash equivalents and restricted cash at end of the year	$ 82,142	$ 28,761